Property, equipment and software, net - Additional information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses of property, equipment and software	¥ 1,400		¥ 1,600
Impairment charges	¥ 15,614	$ 2,331	¥ 0